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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Institutional Investment Manager Filing This Report:

Name:    Manulife Asset Management Limited
Address: 200 Bloor Street East
         Compliance Dept. NT Main
         Toronto, Ontario, Canada M4W 1E5

Form 13F File Number: 028-11524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Pogrin
Title:   Vice President, Law
Phone:   (416) 852-3758

Kenneth Pogrin    Toronto, Ontario, Canada    July 18, 2012
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[Signature]            [City, State]             [Date]

Report Type (check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    028-04428                  The Manufacturers Life Insurance Company

    028-11519                  Manulife Financial Corporation

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